Disposition of renewable energy business - Schedule of Statement of Operations (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Earnings (loss) from discontinued operations	$ 6.7	$ 2.2	$ 8.1	$ (45.5)
Add: Net earnings attributable to non-controlling interest included in discontinued operations	0.0	18.4	0.0	33.8
Renewable Energy
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue	0.0	83.3	7.4	174.3
Operating expenses	0.0	45.6	8.7	96.4
Non-regulated energy purchased	0.0	0.6	0.0	4.0
Depreciation and amortization	0.0	34.4	0.0	69.8
Loss on foreign exchange	0.0	6.3	0.0	18.8
Operating expense	0.0	86.9	8.7	189.0
Operating loss from discontinued operations	0.0	(3.6)	(1.3)	(14.7)
Interest expense	0.0	(12.6)	0.0	(25.5)
Income (loss) from long-term investments	0.0	(1.1)	8.1	(31.5)
Loss on disposition	0.0	0.0	(0.8)	0.0
Other net losses	(3.9)	(11.1)	(7.0)	(17.3)
Loss before income taxes	(3.9)	(28.4)	(1.0)	(89.0)
Income tax recovery	10.6	30.6	9.1	43.5
Earnings (loss) from discontinued operations	6.7	2.2	8.1	(45.5)
Add: Net earnings attributable to non-controlling interest included in discontinued operations	0.0	18.4	0.0	33.8
Net earnings (loss) from discontinued operations attributable to AQN	6.7	20.6	8.1	(11.7)
Renewable Energy | Non-regulated energy sales
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue	0.0	69.1	7.4	145.0
Renewable Energy | Other revenue
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue	$ 0.0	$ 14.2	$ 0.0	$ 29.3